Employee benefits - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined contribution plans	€ 9.0	€ 9.1	€ 8.5
Recognized liability for net defined benefit obligations	233.6	197.5	€ 185.4
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 5.5
Weighted average duration of defined benefit obligation	19 years 7 months 6 days
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	€ 237.5	200.6
Present value of defined benefit obligation [member] | Other countries
Disclosure of defined benefit plans [line items]
Recognized liability for net defined benefit obligations	€ 3.9	€ 3.1
Restricted Stock1 [Member]
Disclosure of defined benefit plans [line items]
Number of other equity instruments granted in share-based payment arrangement | shares	166,427
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	85,315
Management Award 2016 [Member] | Restricted Stock1 [Member]
Disclosure of defined benefit plans [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares		294,810
Liabilities From Share-based Payment Transactions, Shares | shares		113,756